First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments
July 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 85.9%
	Aerospace/Defense — 1.6%
$1,300,000	Lockheed Martin Corp.	5.10%	11/15/27	$1,319,156
2,000,000	Lockheed Martin Corp.	4.45%	05/15/28	1,983,357
8,310,000	Northrop Grumman Corp.	2.93%	01/15/25	8,012,129
				11,314,642
	Banking — 17.8%
3,500,000	American Express Co. (a)	5.39%	07/28/27	3,499,604
2,750,000	Bank of America Corp., Medium-Term Note	3.88%	08/01/25	2,681,309
5,250,000	Bank of America Corp., Global Medium-Term Note	3.50%	04/19/26	5,042,560
6,750,000	Bank of America Corp. (a)	5.08%	01/20/27	6,680,883
5,250,000	Bank of America Corp., Medium-Term Note (a)	4.95%	07/22/28	5,167,630
5,395,000	Bank of America Corp. (a)	5.20%	04/25/29	5,360,770
2,500,000	Bank of New York Mellon (The) Corp., Medium-Term Note (a)	5.22%	11/21/25	2,488,318
1,500,000	Bank of New York Mellon (The) Corp., Medium-Term Note (a)	5.15%	05/22/26	1,496,487
5,150,000	Bank of New York Mellon (The) Corp. (a)	4.41%	07/24/26	5,055,540
1,000,000	Bank of New York Mellon (The) Corp. (a)	4.95%	04/26/27	988,858
600,000	Fifth Third Bancorp (a)	6.34%	07/27/29	611,273
5,000,000	Goldman Sachs Group (The), Inc.	3.00%	03/15/24	4,913,733
3,000,000	Goldman Sachs Group (The), Inc.	5.70%	11/01/24	2,997,540
1,000,000	Goldman Sachs Group (The), Inc. (a)	3.27%	09/29/25	970,193
5,750,000	JPMorgan Chase & Co.	3.30%	04/01/26	5,485,832
10,500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	10,361,633
7,500,000	JPMorgan Chase & Co. (a)	4.01%	04/23/29	7,101,981
3,250,000	Morgan Stanley, Global Medium-Term Note	4.00%	07/23/25	3,167,330
7,500,000	Morgan Stanley (a)	5.05%	01/28/27	7,428,272
7,000,000	Morgan Stanley (a)	5.45%	07/20/29	7,017,406
2,000,000	Morgan Stanley Bank N.A.	4.75%	04/21/26	1,976,352
5,000,000	PNC Financial Services Group (The), Inc. (a)	4.76%	01/26/27	4,914,830
1,000,000	PNC Financial Services Group (The), Inc.	3.15%	05/19/27	932,960
1,000,000	PNC Financial Services Group (The), Inc. (a)	5.58%	06/12/29	1,002,456
5,234,000	State Street Corp. (a)	4.86%	01/26/26	5,168,798
1,000,000	State Street Corp. (a)	5.10%	05/18/26	992,768
5,000,000	State Street Corp.	5.27%	08/03/26	5,000,000
4,250,000	State Street Corp. (a)	5.82%	11/04/28	4,341,964
1,750,000	Truist Financial Corp., Medium-Term Note (a)	6.05%	06/08/27	1,754,231
4,000,000	Truist Financial Corp., Medium-Term Note (a)	4.87%	01/26/29	3,869,762
3,000,000	US Bancorp (a)	5.73%	10/21/26	3,010,739
2,750,000	Wells Fargo & Co., Medium-Term Note	3.55%	09/29/25	2,642,688
1,250,000	Wells Fargo & Co., Medium-Term Note (a)	2.41%	10/30/25	1,196,597
4,000,000	Wells Fargo & Co.	3.00%	10/23/26	3,731,031
				129,052,328
	Brokerage Assetmanagers Exchanges — 2.4%
7,000,000	Intercontinental Exchange, Inc.	4.00%	09/15/27	6,790,693
3,790,000	LPL Holdings, Inc. (b)	4.63%	11/15/27	3,575,299
7,000,000	Nasdaq, Inc.	5.35%	06/28/28	7,016,077
				17,382,069
	Building Materials — 0.5%
3,500,000	CRH America Finance, Inc. (b)	3.95%	04/04/28	3,309,689

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Cable Satellite — 2.1%
$1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	$982,858
10,000,000	Comcast Corp.	5.25%	11/07/25	10,055,295
1,250,000	Comcast Corp.	5.35%	11/15/27	1,272,172
3,000,000	Comcast Corp.	4.15%	10/15/28	2,904,196
				15,214,521
	Chemicals — 0.8%
5,000,000	EIDP, Inc.	4.50%	05/15/26	4,912,358
1,000,000	FMC Corp.	5.15%	05/18/26	989,117
				5,901,475
	Construction Machinery — 1.1%
3,500,000	Ashtead Capital, Inc. (b)	4.00%	05/01/28	3,257,073
4,800,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	4,799,175
				8,056,248
	Consumer Cyclical Services — 0.0%
300,000	Expedia Group, Inc. (b)	6.25%	05/01/25	302,160
	Consumer Products — 0.4%
1,000,000	Kenvue, Inc. (b)	5.35%	03/22/26	1,007,897
2,000,000	Mead Johnson Nutrition Co.	4.13%	11/15/25	1,954,948
				2,962,845
	Electric — 2.8%
3,800,000	AEP Transmission Co. LLC	3.10%	12/01/26	3,573,204
2,189,000	Duke Energy Carolinas LLC	2.95%	12/01/26	2,065,424
425,000	FirstEnergy Transmission LLC (b)	4.35%	01/15/25	414,642
3,250,000	Florida Power & Light Co.	5.05%	04/01/28	3,279,482
2,500,000	Florida Power & Light Co.	4.40%	05/15/28	2,459,036
125,000	Pacific Gas and Electric Co.	3.25%	02/16/24	123,030
25,000	Pacific Gas and Electric Co.	4.95%	06/08/25	24,406
25,000	Pacific Gas and Electric Co.	5.45%	06/15/27	24,496
5,780,000	Trans-Allegheny Interstate Line Co. (b)	3.85%	06/01/25	5,574,270
1,550,000	Virginia Electric and Power Co., Series A	3.10%	05/15/25	1,486,894
1,550,000	Virginia Electric and Power Co., Series B	3.75%	05/15/27	1,489,832
				20,514,716
	Environmental — 2.8%
8,250,000	Republic Services, Inc.	3.20%	03/15/25	7,967,037
1,550,000	Republic Services, Inc.	2.90%	07/01/26	1,459,526
4,350,000	Republic Services, Inc.	4.88%	04/01/29	4,336,700
2,000,000	Waste Management, Inc.	3.15%	11/15/27	1,875,675
4,500,000	Waste Management, Inc.	4.88%	02/15/29	4,485,475
				20,124,413
	Food And Beverage — 6.7%
7,000,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	3.65%	02/01/26	6,776,787
3,000,000	Conagra Brands, Inc.	4.30%	05/01/24	2,966,709
1,250,000	Conagra Brands, Inc.	5.30%	10/01/26	1,245,595
6,500,000	Constellation Brands, Inc.	4.75%	12/01/25	6,426,461
4,000,000	Constellation Brands, Inc.	4.35%	05/09/27	3,910,458
2,975,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	2,747,366

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food And Beverage (Continued)
$5,500,000	Keurig Dr Pepper, Inc.	3.43%	06/15/27	$5,198,908
2,000,000	Keurig Dr Pepper, Inc.	4.60%	05/25/28	1,963,079
3,854,000	McCormick & Co., Inc.	3.40%	08/15/27	3,621,688
6,825,000	Molson Coors Beverage Co.	3.00%	07/15/26	6,429,475
2,500,000	Nestle Holdings, Inc. (b)	5.25%	03/13/26	2,521,833
2,500,000	Nestle Holdings, Inc. (b)	5.00%	03/14/28	2,525,557
2,000,000	Sysco Corp.	3.25%	07/15/27	1,875,677
				48,209,593
	Gaming — 0.7%
2,050,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	4.63%	06/15/25	1,992,539
3,500,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	3.75%	02/15/27	3,234,341
				5,226,880
	Health Insurance — 6.2%
3,549,000	Aetna, Inc.	3.50%	11/15/24	3,464,049
8,149,000	Centene Corp.	4.25%	12/15/27	7,683,431
3,550,000	Elevance Health, Inc.	3.35%	12/01/24	3,444,380
5,000,000	Elevance Health, Inc.	5.35%	10/15/25	5,009,311
2,000,000	Elevance Health, Inc.	3.65%	12/01/27	1,898,062
6,000,000	Elevance Health, Inc.	4.10%	03/01/28	5,773,700
4,500,000	Humana, Inc.	4.50%	04/01/25	4,435,813
4,000,000	Humana, Inc.	3.95%	03/15/27	3,837,971
9,050,000	UnitedHealth Group, Inc.	5.25%	02/15/28	9,262,700
				44,809,417
	Healthcare — 10.2%
7,492,000	Alcon Finance Corp. (b)	2.75%	09/23/26	6,917,903
3,000,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	2,786,995
1,550,000	Baxter International, Inc.	1.32%	11/29/24	1,462,808
3,500,000	Becton Dickinson & Co	3.73%	12/15/24	3,415,767
5,000,000	Becton Dickinson & Co.	3.70%	06/06/27	4,773,820
1,250,000	Boston Scientific Corp.	3.45%	03/01/24	1,233,331
5,250,000	Cigna Group (The)	4.13%	11/15/25	5,128,139
2,500,000	Cigna Group (The)	4.50%	02/25/26	2,456,212
3,000,000	Cigna Group (The)	4.38%	10/15/28	2,902,951
1,550,000	CVS Health Corp.	3.88%	07/20/25	1,507,269
2,000,000	CVS Health Corp.	5.00%	02/20/26	1,993,789
4,170,000	HCA, Inc.	5.88%	02/15/26	4,182,936
2,000,000	HCA, Inc.	4.50%	02/15/27	1,944,816
3,000,000	HCA, Inc.	5.20%	06/01/28	2,976,080
10,000,000	IQVIA, Inc. (b)	5.70%	05/15/28	9,951,292
1,550,000	McKesson Corp.	3.80%	03/15/24	1,530,775
2,500,000	McKesson Corp.	4.90%	07/15/28	2,501,520
8,500,000	Stryker Corp.	3.38%	11/01/25	8,166,084
3,400,000	Zimmer Biomet Holdings, Inc.	1.45%	11/22/24	3,221,781
5,000,000	Zimmer Biomet Holdings, Inc.	3.55%	04/01/25	4,842,272
				73,896,540
	Lodging — 0.5%
3,500,000	Hyatt Hotels Corp.	5.75%	01/30/27	3,516,796
	Midstream — 0.2%
1,250,000	Enterprise Products Operating LLC	5.05%	01/10/26	1,249,654

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Other Utility — 0.9%
$4,000,000	American Water Capital Corp.	2.95%	09/01/27	$3,696,495
2,893,000	American Water Capital Corp.	3.75%	09/01/28	2,743,176
				6,439,671
	Packaging — 1.2%
9,000,000	Berry Global, Inc. (b)	5.50%	04/15/28	8,896,089
	Paper — 0.1%
1,000,000	Packaging Corp. of America	3.40%	12/15/27	933,721
	Pharmaceuticals — 5.0%
2,700,000	AbbVie, Inc.	2.60%	11/21/24	2,600,232
2,000,000	AbbVie, Inc.	3.80%	03/15/25	1,949,228
1,550,000	AbbVie, Inc.	3.20%	05/14/26	1,476,956
1,580,000	Amgen, Inc.	3.63%	05/22/24	1,553,904
2,250,000	Amgen, Inc.	5.25%	03/02/25	2,244,624
3,000,000	Amgen, Inc.	4.05%	08/18/29	2,852,115
6,250,000	Astrazeneca Finance LLC	4.88%	03/03/28	6,263,293
2,500,000	Gilead Sciences, Inc.	3.65%	03/01/26	2,411,895
2,250,000	Roche Holdings, Inc. (b)	2.63%	05/15/26	2,114,755
10,500,000	Zoetis, Inc.	4.50%	11/13/25	10,332,202
2,500,000	Zoetis, Inc.	3.00%	09/12/27	2,334,795
				36,133,999
	Property & Casualty Insurance — 5.2%
8,250,000	Aon Corp. / Aon Global Holdings PLC	2.85%	05/28/27	7,609,503
11,045,000	Brown & Brown, Inc.	4.20%	09/15/24	10,839,260
2,823,000	Brown & Brown, Inc.	4.50%	03/15/29	2,673,826
8,685,000	Marsh & McLennan Cos., Inc.	3.88%	03/15/24	8,589,099
1,650,000	Marsh & McLennan Cos., Inc.	3.75%	03/14/26	1,603,564
2,892,000	Marsh & McLennan Cos., Inc.	4.38%	03/15/29	2,827,834
3,750,000	Willis North America, Inc.	4.65%	06/15/27	3,640,756
				37,783,842
	Railroads — 0.1%
1,000,000	Union Pacific Corp.	4.75%	02/21/26	996,617
	Restaurants — 0.3%
2,000,000	McDonald’s Corp., Medium-Term Note	3.50%	03/01/27	1,908,044
	Retailers — 0.8%
3,000,000	AutoZone, Inc.	3.75%	06/01/27	2,873,570
3,500,000	O’Reilly Automotive, Inc.	3.60%	09/01/27	3,319,276
				6,192,846
	Technology — 10.8%
5,000,000	Autodesk, Inc.	4.38%	06/15/25	4,892,921
5,485,000	Autodesk, Inc.	3.50%	06/15/27	5,184,141
2,000,000	Black Knight InfoServ LLC (b)	3.63%	09/01/28	1,835,000
500,000	Cadence Design Systems, Inc.	4.38%	10/15/24	493,293
3,500,000	FactSet Research Systems, Inc.	2.90%	03/01/27	3,232,299
3,550,000	Fidelity National Information Services, Inc.	4.50%	07/15/25	3,484,639
3,074,000	Global Payments, Inc.	1.50%	11/15/24	2,905,126
5,000,000	Infor, Inc. (b)	1.75%	07/15/25	4,590,975
12,000,000	MSCI, Inc. (b)	4.00%	11/15/29	10,931,832
6,000,000	Oracle Corp.	5.80%	11/10/25	6,077,856

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$3,025,000	Oracle Corp.	3.25%	11/15/27	$2,821,347
2,250,000	Oracle Corp.	2.30%	03/25/28	1,986,406
3,000,000	Oracle Corp.	4.50%	05/06/28	2,931,469
3,000,000	PTC, Inc. (b)	3.63%	02/15/25	2,901,227
3,000,000	Roper Technologies, Inc.	3.80%	12/15/26	2,876,432
5,000,000	Verisk Analytics, Inc.	4.00%	06/15/25	4,876,551
2,000,000	VMware, Inc.	1.00%	08/15/24	1,903,137
1,550,000	VMware, Inc.	4.50%	05/15/25	1,518,910
2,500,000	VMware, Inc.	4.65%	05/15/27	2,438,176
10,925,000	Workday, Inc.	3.50%	04/01/27	10,384,550
				78,266,287
	Wireless — 3.2%
4,583,000	Crown Castle, Inc.	4.45%	02/15/26	4,473,504
2,500,000	Crown Castle, Inc.	3.65%	09/01/27	2,342,426
1,500,000	Crown Castle, Inc.	5.00%	01/11/28	1,480,054
5,000,000	T-Mobile USA, Inc.	5.38%	04/15/27	5,017,095
8,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	7,803,326
2,000,000	T-Mobile USA, Inc.	4.95%	03/15/28	1,976,442
				23,092,847
	Wirelines — 1.5%
2,000,000	AT&T, Inc.	5.54%	02/20/26	1,996,709
1,550,000	Verizon Communications, Inc.	3.50%	11/01/24	1,513,328
5,550,000	Verizon Communications, Inc.	4.13%	03/16/27	5,373,205
1,875,000	Verizon Communications, Inc.	4.33%	09/21/28	1,801,703
				10,684,945
	Total Corporate Bonds and Notes			622,372,894
	(Cost $626,631,692)
FOREIGN CORPORATE BONDS AND NOTES — 7.5%
	Banking — 2.4%
2,000,000	Barclays PLC (a)	5.83%	05/09/27	1,989,705
1,300,000	Royal Bank of Canada, Global Medium-Term Note	4.95%	04/25/25	1,286,465
6,500,000	Royal Bank of Canada, Global Medium-Term Note	4.88%	01/12/26	6,453,052
4,500,000	Toronto-Dominion Bank (The)	3.77%	06/06/25	4,370,033
1,550,000	Toronto-Dominion Bank (The), Medium-Term Note	4.29%	09/13/24	1,526,916
2,000,000	Toronto-Dominion Bank (The), Medium-Term Note	5.53%	07/17/26	2,009,624
				17,635,795
	Food And Beverage — 1.5%
4,000,000	Bacardi Ltd./Bacardi-Martini B.V. (b)	5.25%	01/15/29	3,969,369
2,000,000	Diageo Capital PLC	5.20%	10/24/25	2,004,059
5,000,000	Mondelez International Holdings Netherlands B.V. (b)	4.25%	09/15/25	4,894,734
				10,868,162
	Healthcare — 1.0%
7,000,000	Medtronic Global Holdings SCA	4.25%	03/30/28	6,848,953
	Pharmaceuticals — 2.3%
5,250,000	AstraZeneca PLC	3.38%	11/16/25	5,061,847
3,881,000	CSL Finance PLC (b)	3.85%	04/27/27	3,711,652

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$3,500,000	Pfizer Investment Enterprises Pte Ltd.	4.45%	05/19/26	$3,458,672
4,500,000	Pfizer Investment Enterprises Pte Ltd.	4.45%	05/19/28	4,425,226
				16,657,397
	Technology — 0.3%
2,000,000	Open Text Corp. (b)	6.90%	12/01/27	2,045,544
	Total Foreign Corporate Bonds and Notes			54,055,851
	(Cost $54,546,107)

Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 5.2%
	Cable Satellite — 1.4%
27,751	Charter Communications Operating LLC, Term Loan B1, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.07%	04/30/25	27,754
10,462,071	Charter Communications Operating LLC, Term Loan B1, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.12%	04/30/25	10,463,169
				10,490,923
	Healthcare — 1.0%
2,000,000	IQVIA, Inc. (Quintiles), Term Loan B2, 3 Mo. LIBOR + 1.75%, 0.00% Floor	7.29%	01/18/25	2,002,320
5,146,796	IQVIA, Inc. (Quintiles), Term Loan B3, 3 Mo. LIBOR + 1.75%, 0.00% Floor	7.29%	06/11/25	5,155,288
				7,157,608
	Technology — 1.9%
3,483,318	Open Text Corp. (GXS), Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.17%	05/30/25	3,492,758
2,265,312	SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	04/16/25	2,267,011
2,159,023	SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	04/16/25	2,160,643
2,087,504	SS&C Technologies Holdings, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	04/16/25	2,088,558
3,491,094	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.43%	08/27/25	3,493,643
				13,502,613
	Wireless — 0.9%
6,720,545	SBA Senior Finance II LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.17%	04/11/25	6,722,998
	Total Senior Floating-Rate Loan Interests			37,874,142
	(Cost $37,790,129)

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 1.1%
	Technology — 1.1%
$8,000,000	Jabil, Inc.	6.10%	08/01/23	$8,000,000
	(Cost $8,000,000)

	Total Investments — 99.7%			722,302,887
	(Cost $726,967,928)
	Net Other Assets and Liabilities — 0.3%			2,004,790
	Net Assets — 100.0%			$724,307,677

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2023, securities noted as such amounted to $98,061,842 or 13.5% of net assets.

(c)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(d)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:

	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$622,372,894	$—	$622,372,894	$—
Foreign Corporate Bonds and Notes*	54,055,851	—	54,055,851	—
Senior Floating-Rate Loan Interests*	37,874,142	—	37,874,142	—
Commercial Paper*	8,000,000	—	8,000,000	—
Total Investments	$722,302,887	$—	$722,302,887	$—

*	See Portfolio of Investments for industry breakout.